Income Taxes (Details) - Schedule of provision of income taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of provision of income taxes [Abstract]
Current Federal and State	$ 143,000
Deferred Federal and State	75,300	$ 83,900
Total (benefit) provision for income taxes	$ 218,300	$ (83,900)